Supplemental Cash Flow Information (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Jan. 02, 2019
Disclosure of detailed information about borrowings [line items]
Interest rate		4.875%	4.65%
4.875% Senior Secured Notes [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		4.875%
Senior secured credit facilities one[Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		6.50%
Indebtedness [Member]
Disclosure of detailed information about borrowings [line items]
Accrued debt issue costs	$ 4,459